Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Total plan assets	€ 20,867	€ 22,361
Equities total	6,281	8,323
Fixed income total	10,505	9,664
Private equity	447	493
Property and real estate	1,579	1,467
Hedge funds	783	970
Other	1,117	1,164
Other plans	312	312
Derivatives	(157)	(32)
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	4,496	4,417
Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	2,653	3,060
Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	3,356	2,187
Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	1,662	2,390
North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	3,119	3,830
Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	1,500	2,103
United Kingdom [Member]
Disclosure of fair value of plan assets [line items]
Total plan assets	10,329	11,038
Equities total	3,182	4,538
Fixed income total	4,963	4,210
Private equity	363	401
Property and real estate	852	810
Hedge funds	663	673
Other	435	463
Derivatives	(129)	(57)
United Kingdom [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	2,474	2,162
United Kingdom [Member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	984	1,368
United Kingdom [Member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,505	680
United Kingdom [Member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	731	1,093
United Kingdom [Member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	1,723	2,320
United Kingdom [Member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	728	1,125
Netherlands [Member]
Disclosure of fair value of plan assets [line items]
Total plan assets	4,996	5,357
Equities total	1,594	1,876
Fixed income total	2,595	2,500
Private equity	82	89
Property and real estate	451	411
Other	293	427
Derivatives	(19)	54
Netherlands [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	769	879
Netherlands [Member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	502	485
Netherlands [Member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,324	1,136
Netherlands [Member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	480	703
Netherlands [Member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	714	668
Netherlands [Member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	400	505
All other countries [member]
Disclosure of fair value of plan assets [line items]
Total plan assets	5,542	5,966
Equities total	1,505	1,909
Fixed income total	2,947	2,954
Private equity	2	3
Property and real estate	276	246
Hedge funds	120	297
Other	389	274
Other plans	312	312
Derivatives	(9)	(29)
All other countries [member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,253	1,376
All other countries [member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,167	1,207
All other countries [member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	527	371
All other countries [member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	451	594
All other countries [member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	682	842
All other countries [member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	€ 372	€ 473